Average Annual Total Returns{- Fidelity Freedom® 2050 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-17 - Fidelity Freedom® 2050 Fund	Fidelity Freedom 2050 Fund - Retail Class Return Before Taxes Past 1 year	Fidelity Freedom 2050 Fund - Retail Class Return Before Taxes Past 5 years	Fidelity Freedom 2050 Fund - Retail Class Return Before Taxes Past 10 years	Fidelity Freedom 2050 Fund - Retail Class After Taxes on Distributions Past 1 year	Fidelity Freedom 2050 Fund - Retail Class After Taxes on Distributions Past 5 years	Fidelity Freedom 2050 Fund - Retail Class After Taxes on Distributions Past 10 years	Fidelity Freedom 2050 Fund - Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom 2050 Fund - Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Freedom 2050 Fund - Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0391 Past 1 year	F0391 Past 5 years	F0391 Past 10 years
Total	16.50%	13.96%	11.94%	12.90%	11.96%	10.14%	11.30%	10.71%	9.29%	28.71%	18.47%	16.55%	16.18%	13.97%	12.46%